Cost of sales (Tables)	6 Months Ended
Jun. 30, 2026
Cost of sales
Schedule of cost of sales

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Power generation	119.7	81.0	205.4	165.4
Depreciation	49.6	46.9	99.0	94.8
Amortization	4.8	4.4	9.6	8.8
Tower repairs and maintenance	15.0	11.7	28.2	22.4
Staff costs	8.1	6.2	15.2	12.6
Regulatory fees	6.7	7.0	13.9	13.8
Security services	5.6	4.6	11.2	9.8
Travel costs	1.9	2.0	3.9	2.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.5	1.0	3.8	1.7
Insurance	0.7	0.8	1.4	1.5
Short-term rental	1.2	1.4	2.3	2.9
Vehicle maintenance and repairs	0.5	0.5	0.9	1.0
Professional fees	0.5	0.3	0.7	0.7
Other	5.7	3.3	9.6	6.7
	221.5	171.1	405.1	344.9
(a)	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information.